REGULATORY MATTERS (Details) $ in Thousands	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Company
Tier 1 capital (to average assets)
Actual amount	$ 154,648	$ 156,723	$ 118,837
Actual ratio	0.0875	0.0974	0.0924
Required for capital adequacy purposes, amount	$ 70,717	$ 64,376	$ 51,426
Required for capital adequacy purposes, ratio	0.0400	0.0400	0.0400
CET 1 capital (to risk-weighted assets)
Actual amount	$ 154,648	$ 156,723	$ 118,837
Actual ratio	0.0990	0.1035	0.1063
Required for capital adequacy purposes, amount	$ 109,331	$ 106,019	$ 78,257
Required for capital adequacy purposes, ratio	0.0700	0.0700	0.0700
Total capital (to risk-weighted assets)
Actual amount	$ 154,648	$ 156,723	$ 118,837
Actual ratio	0.0990	0.1035	0.1063
Required for capital adequacy purposes, amount	$ 132,759	$ 128,737	$ 95,026
Required for capital adequacy purposes, ratio	0.0850	0.0850	0.0850
Total capital (to risk-weighted assets)
Actual amount	$ 218,140	$ 171,567	$ 135,196
Actual ratio	0.1397	0.1133	0.1209
Required for capital adequacy purposes, amount	$ 163,997	$ 159,028	$ 117,835
Required for capital adequacy purposes, ratio	0.1050	0.1050	0.1050
Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Retained earnings available for dividend declaration without regulatory approval	$ 38,082	$ 33,247
Tier 1 capital (to average assets)
Actual amount	$ 192,383	$ 168,027	$ 130,852
Actual ratio	0.1088	0.1044	0.1018
Required for capital adequacy purposes, amount	$ 70,717	$ 64,376	$ 51,426
Required for capital adequacy purposes, ratio	0.0400	0.0400	0.0400
Minimums to be “well capitalized” under prompt corrective action, amount	$ 88,396	$ 80,470	$ 77,139
Minimums to be “well capitalized” under prompt corrective action, ratio	0.0500	0.0500	0.0500
CET 1 capital (to risk-weighted assets)
Actual amount	$ 192,383	$ 168,027	$ 130,852
Actual ratio	0.1232	0.1109	0.1170
Required for capital adequacy purposes, amount	$ 109,331	$ 106,019	$ 78,257
Required for capital adequacy purposes, ratio	0.0700	0.0700	0.0700
Minimums to be “well capitalized” under prompt corrective action, amount	$ 101,522	$ 98,446	$ 72,667
Minimums to be “well capitalized” under prompt corrective action, ratio	0.0650	0.0650	0.0650
Total capital (to risk-weighted assets)
Actual amount	$ 192,383	$ 168,027	$ 130,852
Actual ratio	0.1232	0.1109	0.1170
Required for capital adequacy purposes, amount	$ 132,759	$ 128,737	$ 95,026
Required for capital adequacy purposes, ratio	0.0850	0.0850	0.0850
Minimums to be “well capitalized” under prompt corrective action, amount	$ 124,950	$ 121,164	$ 89,436
Minimums to be “well capitalized” under prompt corrective action, ratio	0.0800	0.0800	0.0800
Total capital (to risk-weighted assets)
Actual amount	$ 207,875	$ 182,871	$ 142,711
Actual ratio	0.1331	0.1207	0.1277
Required for capital adequacy purposes, amount	$ 163,997	$ 159,028	$ 117,835
Required for capital adequacy purposes, ratio	0.1050	0.1050	0.1050
Minimums to be “well capitalized” under prompt corrective action, amount	$ 156,187	$ 151,455	$ 117,795
Minimums to be “well capitalized” under prompt corrective action, ratio	0.1000	0.1000	0.1000